Convertible Notes Payable Disclosure (Details) - USD ($)																12 Months Ended
	Dec. 31, 2022	Oct. 03, 2022	Jul. 11, 2022	Mar. 08, 2022	Nov. 08, 2021	Oct. 04, 2021	Sep. 14, 2021	Jul. 28, 2021	Jul. 20, 2021	Jun. 22, 2021	May 11, 2021	Mar. 03, 2021	Feb. 11, 2021	Jan. 29, 2021	Jan. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Repayment of loan payable																$ 1,211,601	$ 1,608,653
Power Up Lending Group, convertible note Jan 15, 2021
Convertible notes interest rate															8.00%
Net proceeds from debt															$ 43,500
Interest rate, when not paid															22.00%
Conversion price percentage															63.00%
Discount rate percentage															37.00%
Principal amount of debt converted																	43,500
Accrued interest on debt																	$ 1,740
Converted common stock shares																	11,905,263
Outstanding convertible note principal and accrued interest	$ 0															0
Power Up Lending Group, convertible note Jan 29, 2021
Convertible notes interest rate														8.00%
Net proceeds from debt														$ 33,000
Interest rate, when not paid														22.00%
Conversion price percentage														63.00%
Discount rate percentage														37.00%
Principal amount of debt converted																	$ 33,000
Accrued interest on debt																	$ 1,320
Converted common stock shares																	9,031,579
Outstanding convertible note principal and accrued interest	0															0
Power Up Lending Group, convertible note Mar 3, 2021
Convertible notes interest rate												8.00%
Net proceeds from debt												$ 63,500
Interest rate, when not paid												22.00%
Conversion price percentage												63.00%
Discount rate percentage												37.00%
Principal amount of debt converted																	$ 63,500
Accrued interest on debt																	$ 2,540
Converted common stock shares																	20,012,121
Outstanding convertible note principal and accrued interest	0															0
Power Up Lending Group, convertible note May 11, 2021
Convertible notes interest rate											8.00%
Net proceeds from debt											$ 50,000
Interest rate, when not paid											22.00%
Conversion price percentage											63.00%
Discount rate percentage											37.00%
Principal amount of debt converted																	$ 53,750
Accrued interest on debt																	$ 2,150
Converted common stock shares																	19,275,862
Outstanding convertible note principal and accrued interest	0															0
Convertible note amount											$ 53,750
Legal and financing costs											$ 3,750
Power Up Lending Group, convertible note June 22, 2021
Convertible notes interest rate										8.00%
Net proceeds from debt										$ 52,000
Interest rate, when not paid										22.00%
Conversion price percentage										63.00%
Discount rate percentage										37.00%
Principal amount of debt converted																	$ 55,750
Accrued interest on debt																	$ 2,230
Converted common stock shares																	52,709,091
Outstanding convertible note principal and accrued interest	0															0
Convertible note amount										$ 55,750
Legal and financing costs										$ 3,750
Power Up Lending Group, convertible note July 20, 2021
Convertible notes interest rate									8.00%
Net proceeds from debt									$ 51,250
Interest rate, when not paid									22.00%
Conversion price percentage									63.00%
Discount rate percentage									37.00%
Principal amount of debt converted																55,000
Accrued interest on debt																$ 2,200	$ 3,954
Converted common stock shares																65,000,000
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount									$ 55,000
Legal and financing costs									$ 3,750
Outstanding convertible note balance																		$ 55,000
Power Up Lending Group, convertible note July 28, 2021
Convertible notes interest rate								8.00%
Net proceeds from debt								$ 45,000
Interest rate, when not paid								22.00%
Conversion price percentage								63.00%
Discount rate percentage								37.00%
Principal amount of debt converted																48,750
Accrued interest on debt																$ 1,950	2,351
Converted common stock shares																66,710,526
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount								$ 48,750
Legal and financing costs								$ 3,750
Outstanding convertible note balance																		48,750
Power Up Lending Group, convertible note Sept 14, 2021
Convertible notes interest rate							8.00%
Net proceeds from debt							$ 75,000
Interest rate, when not paid							22.00%
Conversion price percentage							63.00%
Discount rate percentage							37.00%
Principal amount of debt converted																78,750
Accrued interest on debt																$ 3,150	2,140
Converted common stock shares																124,478,952
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount							$ 78,750
Legal and financing costs							$ 3,750
Outstanding convertible note balance																		78,750
Power Up Lending Group, convertible note Oct 4, 2021
Convertible notes interest rate						8.00%
Net proceeds from debt						$ 50,000
Interest rate, when not paid						22.00%
Conversion price percentage						63.00%
Discount rate percentage						37.00%
Principal amount of debt converted																53,750
Accrued interest on debt																$ 2,150	1,037
Converted common stock shares																88,730,159
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount						$ 53,750
Legal and financing costs						$ 3,750
Outstanding convertible note balance																		53,750
1800 Diagonal Lending, convertible note, Nov 8, 2021
Convertible notes interest rate					8.00%
Net proceeds from debt					$ 51,250
Interest rate, when not paid					22.00%
Conversion price percentage				65.00%	63.00%
Discount rate percentage					37.00%
Principal amount of debt converted																55,000
Accrued interest on debt																$ 2,200	639
Converted common stock shares																143,349,283
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount					$ 55,000
Legal and financing costs					$ 3,750
Outstanding convertible note balance																		55,000
1800 Diagonal Lending, convertible note, Mar 8, 2021
Convertible notes interest rate				8.00%
Net proceeds from debt				$ 76,250
Interest rate, when not paid				22.00%
Discount rate percentage				35.00%
Principal amount of debt converted																80,000
Accrued interest on debt																$ 3,200
Converted common stock shares																416,000,000
Outstanding convertible note principal and accrued interest	0															$ 0
Convertible note amount				$ 80,000
Legal and financing costs				$ 3,750
1800 Diagonal Lending, convertible note, July 11, 2022
Convertible notes interest rate			8.00%
Net proceeds from debt			$ 54,000
Interest rate, when not paid			22.00%
Conversion price percentage			65.00%
Discount rate percentage			35.00%
Outstanding convertible note principal and accrued interest	0															0
Convertible note amount			$ 54,250
Legal and financing costs			$ 4,250
Repayment of loan payable																66,298
Trillium, 3a and JP Carey, convertible notes, Feb 11, 2021
Convertible notes interest rate													10.00%
Net proceeds from debt													$ 1,375,000
Interest rate, when not paid													24.00%
Principal amount of debt converted																967,750	544,750
Accrued interest on debt																$ 55,469	$ 60,459
Converted common stock shares																1,058,153,419	407,365,253
Outstanding convertible note principal and accrued interest	$ 0															$ 0
Convertible note amount													$ 1,512,500
Legal and financing costs													$ 137,500
Outstanding convertible note balance																		$ 967,750
Converted common stock per shares	$ 0.001																$ 0.0015
Warrant purchase shares granted																	756,250,000
Beneficial conversion discount																	$ 687,500
Additional interest expense																806,458
Boot Capital, convertible note Oct 3, 2022
Convertible notes interest rate		8.00%
Net proceeds from debt		$ 75,000
Interest rate, when not paid		22.00%
Conversion price percentage		65.00%
Discount rate percentage		35.00%
Accrued interest on debt																1,546
Convertible note amount		$ 79,250
Legal and financing costs		$ 4,250
Outstanding convertible note balance	$ 79,250															79,250
All convertible notes
Amortization interest expense																$ 456,265	$ 1,968,797